Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings (loss) for the year	$ 73,685	$ (379,631)
Items not affecting cash:
Depreciation and amortization	155,331	105,732
Finance costs	45,266	5,637
Interest income	(2,760)	(7,727)
Unrealized foreign exchange (gain) loss	(790)	704
Income from royalty sale	(8,075)	0
Income tax expense (recovery)	39,771	(86,498)
Impairment (reversal of impairment)	(96,914)	447,808
Write-down of assets	6,298	1,528
Share based payments expense	10,396	6,989
Employment benefit plan expense	2,717	3,555
Adjustments to reconcile profit (loss) other than changes in working capital	224,925	98,097
Property reclamation payments	(2,807)	(5,536)
Employee benefit plan payments	(2,587)	(2,299)
Income taxes paid	(36,242)	(36,879)
Interest paid	(35,479)	0
Interest received	2,760	7,727
Changes in non-cash working capital	15,256	6,428
Net cash generated from operating activities	165,826	67,538
Investing activities
Purchase of property, plant and equipment	(214,505)	(231,674)
Capitalized interest paid	(3,848)	(36,750)
Proceeds from the sale of property, plant and equipment	6,605	7,882
Proceeds on pre-commercial production sales, net	12,159	6,472
Purchase of investment in associate	(3,107)	0
Proceeds from sale of mining interest	1,397	0
Value added taxes related to mineral property expenditures, net	(1,590)	(1,261)
Decrease (increase) in term deposits	3,371	(1,138)
Decrease (increase) in restricted cash	10,644	(928)
Net cash used in investing activities	(188,874)	(257,397)
Financing activities
Issuance of common shares for cash	40,066	0
Contributions from non-controlling interests	2,791	0
Proceeds from borrowings	494,000	0
Repayments from borrowings	(600,000)	0
Loan financing costs	(15,583)	0
Principal portion of lease liabilities	(6,729)	(1,222)
Purchase of treasury stock	0	(2,108)
Net cash used in financing activities	(85,455)	(3,330)
Net increase (decrease) in cash and cash equivalents	(108,503)	(193,189)
Cash and cash equivalents - beginning of year	286,312	479,501
Cash in disposal group held for sale	(67)	0
Cash and cash equivalents - end of year	$ 177,742	$ 286,312